UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

CALVERT MANAGEMENT SERIES

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Calvert
Flexible Bond Fund
Annual Report
December 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Annual Report December 31, 2022
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
December 31, 2022
Management's Discussion of Fund Performance†

Economic and Market Conditions
For most of the 12-month period ended December 31, 2022, the dominant economic themes for fixed-income investors included persistently high inflation in the U.S. and around the globe, as well as attempts by multiple central banks to tame runaway prices by raising interest rates to lower consumer demand. In the final three months of the period, however, inflation slowed and central banks began to back away from their tightening monetary policies. The overall result was a prolonged sell-off in fixed-income assets, which left most major U.S. fixed-income indexes reporting declines for the full period.
At the beginning of the period, investors generally expected three relatively modest interest rate hikes by the U.S. Federal Reserve (the Fed) during 2022. But in February, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressures on energy and food prices. At its March 2022 meeting, the Fed ended a two-year period of near-zero interest rates with a 0.25% increase in the federal funds rate, its first hike since 2018.
As markets recognized the potential for the Fed to raise rates at every policy meeting in 2022 to combat inflation, interest rates continued an upward trajectory through most of the spring and summer. In November, the Fed announced its fourth straight 0.75% rate hike -- its sixth hike of 2022 -- and reaffirmed that fighting inflation remained the central bank's top priority. In December, however, amid signs its policies were having the intended effect, the Fed signaled -- and then followed through on -- a slower rate of monetary tightening. The fixed-income market declined 12.46% during the period, according to the Bloomberg U.S. Treasury Index.
As spreads widened during most of the period, investment-grade corporate bonds underperformed U.S. Treasurys, with the Bloomberg U.S. Corporate Bond Index (the Corporate Index) declining 15.76%. During the period, lower rated bonds and bonds with longer durations generally underperformed higher rated bonds and bonds with shorter durations. The Corporate Index was concentrated in longer duration bonds rated BBB -- the lowest investment-grade credit rating -- that were most affected by the widespread fixed-income sell-off during the period.
Despite a lower overall credit rating, the high yield corporate asset class outperformed both investment-grade assets and U.S. Treasurys, as the Bloomberg U.S. Corporate High Yield Index returned -11.19% during the period.
Asset-backed securities (ABS) were one of the best-performing fixed-income asset classes, with the Bloomberg Asset-Backed Securities Index returning -4.30% during the period. The relative outperformance of ABS was due mainly to a shorter duration than U.S. Treasurys, as represented by the Bloomberg U.S. Treasury Index, during a period of rising interest rates.
Fund Performance
For the 12-month period ended December 31, 2022, Calvert Flexible Bond Fund (the Fund) returned -3.88% for Class A shares at net asset value (NAV), underperforming its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index (the Index), which returned 1.46%.
The Fund’s short duration detracted most from returns relative to the Index during the period. The Fund’s sector allocations -- especially allocations to asset-backed securities and investment-grade corporate securities -- also had negative impacts on performance relative to the Index. Allocations to non-agency commercial mortgage-backed securities and U.S. Treasurys further weighed on relative returns during the period.
In contrast, allocations to non-agency and agency mortgage-backed securities contributed to Fund performance relative to the Index during the period.
The use of derivatives also had a positive impact on returns relative to the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
December 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	(3.88)%	2.03%	2.55%
Class A with 3.25% Maximum Sales Charge	—	—	(7.03)	1.35	2.14
Class C at NAV	09/30/2014	09/30/2014	(4.53)	1.27	1.81
Class C with 1% Maximum Deferred Sales Charge	—	—	(5.44)	1.27	1.81
Class I at NAV	09/30/2014	09/30/2014	(3.60)	2.30	2.88
Class R6 at NAV	05/01/2019	09/30/2014	(3.49)	2.37	2.93

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	1.46%	1.26%	0.91%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.95%	1.70%	0.70%	0.62%
Net	0.93	1.68	0.68	0.60

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	5.08%	4.48%	5.51%	5.67%
SEC 30-day Yield - Unsubsidized	5.07	4.47	5.50	5.66
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2014	$11,594	N.A.
Class I, at minimum investment	$1,000,000	09/30/2014	$1,264,272	N.A.
Class R6, at minimum investment	$5,000,000	09/30/2014	$6,345,465	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Flexible Bond Fund
December 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)[1]

Footnotes:
[1]	For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Calvert
Flexible Bond Fund
December 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg U.S. Treasury Index measures the performance of U.S. Treasuries with a maturity of one year or more. Bloomberg U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Bloomberg U.S. Corporate High Yield Index measures USD-denominated, non- investment grade corporate securities. Bloomberg Asset-Backed Securities Index tracks the performance of U.S. dollar denominated investment grade, fixed rate asset-backed securities publicly issued in the U.S. domestic market.
Spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Calvert
Flexible Bond Fund
December 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period* (7/1/22 – 12/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,019.10	$4.68 **	0.92%
Class C	$1,000.00	$1,015.30	$8.48 **	1.67%
Class I	$1,000.00	$1,020.40	$3.41 **	0.67%
Class R6	$1,000.00	$1,021.60	$2.90 **	0.57%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.57	$4.69 **	0.92%
Class C	$1,000.00	$1,016.79	$8.49 **	1.67%
Class I	$1,000.00	$1,021.83	$3.41 **	0.67%
Class R6	$1,000.00	$1,022.33	$2.91 **	0.57%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
6

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments

Asset-Backed Securities — 19.7%

Security	Principal Amount (000's omitted)*		Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)		560	$ 531,689
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	1,314,323
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		282	257,403
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,131	869,470
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,014,250
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,146,233
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)		930	913,695
Series 2021-A, Class C, 4.59%, 5/15/26(1)		2,190	2,092,829
Series 2022-A, Class B, 9.52%, 12/15/26(1)		2,225	2,208,014
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,700	1,229,989
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)		534	520,574
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	227,323
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		377	351,895
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)		725	685,422
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	533,744
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	828,123
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	805,055
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		800	755,130
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		76	66,692
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		539	463,132
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	362,474
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		1,101	856,623
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		106	68,402
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)		69	68,311
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,555	2,099,290
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		366	315,180
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		51	45,150
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		176	149,699
Security	Principal Amount (000's omitted)*	Value
Mosaic Solar Loan Trust: (continued)
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	1,589	$ 1,340,676
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	632	524,203
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	1,510	1,474,911
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	783	629,835
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	135	118,208
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,597	1,413,030
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	820,877
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,995	2,603,191
Series 2021-C, Class C, 3.61%, 10/8/31(1)	470	398,953
Series 2022-2, Class C, 9.36%, 10/9/29(1)	1,991	1,947,247
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	450	448,640
Series 2021-2, 3.00%, 1/25/29(1)	831	774,734
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,950	3,322,720
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,262	1,063,436
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	340	319,474
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	524	431,811
PMT Issuer Trust, Series 2021-FT1, Class A, 7.388%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	500	486,054
Prodigy Finance, Series 2021-1A, Class C, 8.139%, (1 mo. USD LIBOR + 3.75%), 7/25/51(1)(3)	986	969,978
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	373	368,575
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	193	155,835
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	419	315,931
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,650	1,468,417
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,332	1,187,374
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,814	1,770,735
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	187,372
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	465	402,348
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,430	1,148,110
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,178	1,091,621
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	640	512,564
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,877	1,590,853

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)*	Value
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	165	$ 145,947
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	891	830,193
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	189,086
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	1,117	1,094,399
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,874	1,837,251
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,300	2,237,300
Series 2021-1, Class B, 1.89%, 3/20/31(1)	750	731,770
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,219	1,159,464
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	675,414
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	228	157,864
Series 2020-A, Class C, 6.657%, 3/15/45(1)	158	106,400
Total Asset-Backed Securities (identified cost $65,688,792)		$ 59,232,915

Collateralized Mortgage Obligations — 8.9%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 9.139%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(3)	$655	$ 660,649
Series 2021-1A, Class M1C, 6.878%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	900	862,320
Series 2021-3A, Class M1B, 5.328%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	2,220	2,106,353
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	919	807,030
Eagle Re, Ltd.:
Series 2019-1, Class B1, 8.889%, (1 mo. USD LIBOR + 4.50%), 4/25/29(1)(3)	500	492,940
Series 2021-2, Class M1C, 7.378%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	861	828,558
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 12.539%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	1,270	1,293,888
Series 2019-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	889	907,661
Series 2019-HQA3, Class B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	410	399,104
Series 2019-HQA4, Class B1, 7.339%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	290	284,090
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class B1, 6.928%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	$275	$ 259,463
Series 2020-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	569	561,434
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 9.289%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	435	456,795
Series 2019-R01, Class 2B1, 8.739%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	795	800,127
Series 2019-R02, Class 1B1, 8.539%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	795	811,931
Series 2019-R03, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	795	811,463
Series 2019-R05, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	1,164	1,186,172
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	1,809	1,783,749
Series 2019-R07, Class 1B1, 7.789%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	1,518	1,481,009
Series 2020-R02, Class 2B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	494	446,576
Series 2021-R01, Class 1B2, 9.928%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	2,287	2,096,833
Series 2021-R02, Class 2B1, 7.228%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	180	165,985
Home Re, Ltd.:
Series 2018-1, Class M2, 7.389%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	3,567	3,548,296
Series 2021-1, Class M1C, 6.689%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	325	309,522
Series 2021-1, Class M2, 7.239%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	1,295	1,186,795
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.239%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(3)	1,332	1,307,155
Series 2018-GT2, Class A, 7.039%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	500	498,795
Radnor Re, Ltd., Series 2021-2, Class M1A, 5.778%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	362	358,592
Total Collateralized Mortgage Obligations (identified cost $27,461,291)		$ 26,713,285

Commercial Mortgage-Backed Securities — 6.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$3,865	$ 2,906,017
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,555	1,071,309

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 6.943%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(3)	$724	$ 703,279
Series 2017-DELC, Class F, 7.943%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(3)	1,610	1,549,859
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	2,362	2,216,013
BX Trust, Series 2018-EXCL, Class C, 6.293%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(3)	230	216,598
Credit Suisse Mortgage Trust, Series 2022-CNTR, Class A, 8.28%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	508	446,560
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	1,566	1,474,831
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	2,252	2,088,493
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	120,330
Med Trust, Series 2021-MDLN, Class G, 9.568%, (1 mo. USD LIBOR + 5.25%), 11/15/38(1)(3)	1,130	1,026,443
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(3)(5)	2,621	2,460,435
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(3)(5)	960	889,867
VMC Finance, LLC, Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	3,728	3,496,839
Total Commercial Mortgage-Backed Securities (identified cost $23,201,895)		$ 20,666,873

Corporate Bonds — 35.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.9%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$1,469	$ 1,451,270
6.33%, 7/15/29	762	742,016
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	744	638,564
		$ 2,831,850
Communications — 2.4%
AT&T, Inc., 3.55%, 9/15/55	$1,718	$ 1,154,050
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	2,269,116
Charter Communications Operating, LLC/Charter Communications Operating Capital, 5.25%, 4/1/53	1,333	1,034,510
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	450	324,315
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Nokia Oyj:
4.375%, 6/12/27	$1,301	$ 1,230,472
6.625%, 5/15/39	750	713,202
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	315,466
SES S.A., 5.30%, 4/4/43(1)	245	187,744
		$ 7,228,875
Consumer, Cyclical — 5.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$2,932	$ 2,824,693
5.75%, 4/20/29(1)	267	244,508
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	625	587,571
6.875%, 11/1/35	621	553,125
7.60%, 7/15/37	306	259,070
Brunswick Corp., 5.10%, 4/1/52	2,064	1,491,049
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,320	2,334,987
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	757	712,723
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	1,793	1,162,574
Ford Motor Co., 4.75%, 1/15/43	728	524,195
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,237	1,270,646
General Motors Co., 5.60%, 10/15/32	871	811,636
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	635	522,957
4.375%, 1/15/31(1)	1,274	1,038,795
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	495	299,228
5.875%, 4/1/29(1)(6)	993	880,665
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	1,762	1,354,317
5.141%, 3/15/52(1)	1,177	860,184
		$ 17,732,923
Consumer, Non-cyclical — 2.7%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$441	$ 402,858
4.25%, 11/1/29(1)	514	461,826
Block Financial, LLC, 3.875%, 8/15/30	1,108	971,983
Centene Corp.:
3.375%, 2/15/30	469	397,536
4.25%, 12/15/27	897	843,241
4.625%, 12/15/29	543	497,437
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	958	891,165
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(6)	1,410	1,235,764
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	526	429,855

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$1,119	$ 954,929
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	437	313,628
5.20%, 4/1/29(1)	595	544,793
		$ 7,945,015
Energy — 1.1%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$676	$ 657,584
NuStar Logistics, L.P.:
6.00%, 6/1/26	166	160,128
6.375%, 10/1/30	440	407,633
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,095	954,592
5.00%, 1/31/28(1)	1,257	1,133,450
		$ 3,313,387
Financial — 19.5%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(6)(8)	$173	$ 157,760
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	1,074	991,380
1.75%, 10/29/24	615	565,938
Air Lease Corp., 2.875%, 1/15/32	1,890	1,506,271
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	925	833,434
Ally Financial, Inc., 8.00%, 11/1/31	1,000	1,035,068
American Assets Trust, L.P., 3.375%, 2/1/31	1,010	803,406
American National Group, Inc., 6.144%, 6/13/32(1)	1,140	1,081,539
Bank of America Corp., 3.846% to 3/8/32, 3/8/37(8)	4,737	3,934,696
BankUnited, Inc., 5.125%, 6/11/30	500	464,341
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(8)	1,538	1,383,018
BNP Paribas S.A.:
7.75% to 8/16/29(1)(8)(9)	733	725,670
9.25% to 11/17/27(1)(8)(9)	592	618,668
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,734	1,540,343
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	229,320
CI Financial Corp.:
3.20%, 12/17/30	1,140	867,144
4.10%, 6/15/51	2,412	1,429,295
Citigroup, Inc.:
4.00% to 12/10/25(8)(9)	659	575,716
6.27% to 11/17/32, 11/17/33(8)	2,255	2,333,491
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,429	2,387,901
EPR Properties:
3.75%, 8/15/29	2,408	1,889,747
4.95%, 4/15/28	744	635,948
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	$3,184	$ 2,342,976
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,440,013
6.00%, 4/15/25(1)	774	750,780
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(8)	2,905	3,058,174
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(8)	1,324	1,346,952
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	929	765,677
5.00%, 7/15/28(1)	1,114	1,002,545
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	1,457	1,188,854
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	631	511,542
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,433,645
OneMain Finance Corp.:
3.50%, 1/15/27	693	574,649
7.125%, 3/15/26	966	920,704
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	842	657,921
Radian Group, Inc., 4.875%, 3/15/27	2,587	2,374,774
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	201	172,631
3.875%, 3/1/31(1)	1,426	1,091,817
Sabra Health Care, L.P., 3.20%, 12/1/31	1,244	928,462
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(8)	545	511,212
9.375% to 11/22/27(1)(8)(9)	667	686,152
Sun Communities Operating, L.P., 2.70%, 7/15/31	2,025	1,603,270
Synchrony Bank, 5.625%, 8/23/27	1,653	1,613,438
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	729	677,025
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	979	959,025
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	981	871,867
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)	1,820	1,897,350
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	868	807,240
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)	534	407,046
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)	332	270,384
5.861% to 6/19/27, 6/19/32(1)(8)	700	615,483
		$ 58,471,702
Industrial — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,288	$ 1,120,082
		$ 1,120,082
Technology — 1.6%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)	$1,395	$ 859,081
DXC Technology Co., 2.375%, 9/15/28	248	209,213

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$2,135	$ 1,605,637
Seagate HDD Cayman:
5.75%, 12/1/34	2,038	1,731,597
9.625%, 12/1/32(1)	383	420,040
		$ 4,825,568
Utilities — 0.6%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	$401	$ 322,947
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	646,431
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	910	817,548
		$ 1,786,926
Total Corporate Bonds (identified cost $115,676,767)		$105,256,328

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$500	$ 472,870
Total High Social Impact Investments (identified cost $500,000)		$ 472,870

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(12)	77,929	$ 673,303
Total Mutual Funds (identified cost $715,385)		$ 673,303

Preferred Stocks — 1.0%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(3)	53,308	$ 1,086,417
		$ 1,086,417
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	77,941	$ 1,054,542
		$ 1,054,542
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	25,425	$ 369,171
6.25%	27,000	431,190
		$ 800,361
Total Preferred Stocks (identified cost $4,285,733)		$ 2,941,320

Senior Floating-Rate Loans — 1.2%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$503	$ 478,596
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.925%), 1/31/29	500	490,364
		$ 968,960
IT Services — 0.1%
Asurion, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$294	$ 262,448
		$ 262,448
Software — 0.4%
Banff Merger Sub, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$440	$ 421,832
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	427	422,397
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	232	230,876
		$ 1,075,105
Specialty Retail — 0.4%
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$1,191	$ 1,170,857
		$ 1,170,857
Total Senior Floating-Rate Loans (identified cost $3,584,027)		$ 3,477,370

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

U.S. Government Agency Mortgage-Backed Securities — 5.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(14)	$3,178	$ 2,983,842
4.50%, 30-Year, TBA(14)	6,286	6,060,097
5.00%, 30-Year, TBA(14)	4,685	4,620,583
5.50%, 30-Year, TBA(14)	1,205	1,208,766
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $15,091,560)		$ 14,873,288

U.S. Treasury Obligations — 22.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 3.375%, 8/15/42	$768	$ 686,640
U.S. Treasury Notes:
0.125%, 9/15/23	25,335	24,541,146
2.25%, 3/31/24	41,350	40,125,652
2.75%, 4/30/27	1,000	947,852
4.50%, 11/15/25	1,384	1,392,542
Total U.S. Treasury Obligations (identified cost $67,875,745)		$ 67,693,832

Short-Term Investments — 3.5%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(15)	8,638,859	$ 8,638,859
Total Affiliated Fund (identified cost $8,638,859)		$ 8,638,859
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(16)	1,827,563	$ 1,827,563
Total Securities Lending Collateral (identified cost $1,827,563)		$ 1,827,563
Total Short-Term Investments (identified cost $10,466,422)		$ 10,466,422
Total Investments — 104.2% (identified cost $334,547,617)		$312,467,806
Other Assets, Less Liabilities — (4.2)%		$ (12,586,752)
Net Assets — 100.0%		$ 299,881,054

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $154,905,920 or 51.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $1,765,231.

12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $891,165 or 0.3% of the Fund's net assets.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $472,870, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(12)	Affiliated fund (see Note 8).
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	32,336	USD	33,502	State Street Bank and Trust Company	2/28/23	$ 1,241	$ —
USD	1,121,604	CAD	1,499,465	State Street Bank and Trust Company	2/28/23	13,721	—
						$14,962	$ —
13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Schedule of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)	$2,250	5.00% (pays quarterly)(1)	12/20/27	$ (16,404)	$ (63,013)	$ (79,417)
Total				$(16,404)	$(63,013)	$(79,417)

* The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1) Upfront payment is made as a result of the standardized trading coupon.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	22	Long	3/22/23	$ 2,757,563	$ 388
U.S. 5-Year Treasury Note	(140)	Short	3/31/23	(15,110,156)	176,828
U.S. Ultra 10-Year Treasury Note	(123)	Short	3/22/23	(14,548,594)	24,732
U.S. Ultra-Long Treasury Bond	(60)	Short	3/22/23	(8,058,750)	(9,343)
					$192,605
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Statement of Assets and Liabilities

December 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $321,155,485) - including $1,765,231 of securities on loan	$ 299,332,472
Investments in securities of affiliated issuers, at value (identified cost $13,392,132)	13,135,334
Receivable for variation margin on open futures contracts	43,556
Receivable for open forward foreign currency exchange contracts	14,962
Cash	368,026
Deposits for forward commitment securities	10,000
Deposits for derivatives collateral:
Futures contracts	1,089,000
Centrally cleared swaps	133,952
Cash denominated in foreign currency, at value (cost $37)	37
Receivable for investments sold	4,137,622
Receivable for capital shares sold	925,409
Receivable for variation margin on open centrally cleared swap contracts	29,421
Dividends and interest receivable	1,982,325
Dividends and interest receivable - affiliated	30,415
Securities lending income receivable	686
Tax reclaims receivable	3,155
Trustees' deferred compensation plan	106,422
Total assets	$321,342,794
Liabilities
Cash collateral due to broker	$ 10,000
Payable for when-issued/delayed delivery/forward commitment securities	18,129,646
Payable for capital shares redeemed	1,081,027
Distributions payable	36,857
Deposits for securities loaned	1,827,563
Payable to affiliates:
Investment advisory fee	88,521
Administrative fee	30,530
Distribution and service fees	7,602
Sub-transfer agency fee	2,345
Trustees' deferred compensation plan	106,422
Other	15,937
Accrued expenses	125,290
Total liabilities	$ 21,461,740
Net Assets	$299,881,054
Sources of Net Assets
Paid-in capital	$ 325,133,415
Accumulated loss	(25,252,361)
Net Assets	$299,881,054
Class A Shares
Net Assets	$ 30,573,831
Shares Outstanding	2,177,422
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.04
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 14.51
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Statement of Assets and Liabilities — continued

December 31, 2022
Class C Shares
Net Assets	$ 1,333,048
Shares Outstanding	94,874
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.05
Class I Shares
Net Assets	$ 229,808,249
Shares Outstanding	16,412,553
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.00
Class R6 Shares
Net Assets	$ 38,165,926
Shares Outstanding	2,724,684
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.01

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Statement of Operations

Year Ended
December 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $5,459)	$ 291,041
Dividend income - affiliated issuers	268,662
Interest and other income	11,356,983
Interest income - affiliated issuers	251,965
Securities lending income, net	10,591
Total investment income	$ 12,179,242
Expenses
Investment advisory fee	$ 1,042,589
Administrative fee	357,459
Distribution and service fees:
Class A	75,261
Class C	12,700
Trustees' fees and expenses	15,037
Custodian fees	12,262
Transfer agency fees and expenses	275,597
Accounting fees	69,454
Professional fees	48,016
Registration fees	85,987
Reports to shareholders	19,752
Miscellaneous	30,077
Total expenses	$ 2,044,191
Waiver and/or reimbursement of expenses by affiliate	$ (27,073)
Net expenses	$ 2,017,118
Net investment income	$ 10,162,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (5,852,218)
Investment securities - affiliated issuers	245,546
Futures contracts	7,095,537
Swap contracts	77,897
Foreign currency transactions	7,251
Forward foreign currency exchange contracts	69,797
Net realized gain	$ 1,643,810
Change in unrealized appreciation (depreciation):
Investment securities	$ (23,112,191)
Investment securities - affiliated issuers	(424,768)
Futures contracts	759,099
Swap contracts	(79,417)
Foreign currency	37
Forward foreign currency exchange contracts	14,962
Net change in unrealized appreciation (depreciation)	$(22,842,278)
Net realized and unrealized loss	$(21,198,468)
Net decrease in net assets from operations	$(11,036,344)
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Statements of Changes in Net Assets

	Year Ended December 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,162,124	$ 5,281,811
Net realized gain	1,643,810	5,193,035
Net change in unrealized appreciation (depreciation)	(22,842,278)	(2,711,823)
Net increase (decrease) in net assets from operations	$ (11,036,344)	$ 7,763,023
Distributions to shareholders:
Class A	$ (1,489,680)	$ (918,389)
Class C	(55,118)	(31,820)
Class I	(11,841,571)	(5,856,583)
Class R6	(2,085,100)	(1,401,674)
Total distributions to shareholders	$ (15,471,469)	$ (8,208,466)
Capital share transactions:
Class A	$ 2,440,479	$ 7,191,354
Class C	195,911	26,741
Class I	49,617,804	50,991,323
Class R6	(5,718,427)	17,695,205
Net increase in net assets from capital share transactions	$ 46,535,767	$ 75,904,623
Net increase in net assets	$ 20,027,954	$ 75,459,180
Net Assets
At beginning of year	$ 279,853,100	$ 204,393,920
At end of year	$299,881,054	$279,853,100
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Financial Highlights

	Class A
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 15.35	$ 15.31	$ 15.15	$ 14.64	$ 15.07
Income (Loss) From Operations
Net investment income(1)	$ 0.46	$ 0.34	$ 0.40	$ 0.46	$ 0.44
Net realized and unrealized gain (loss)	(1.05)	0.21	0.16	0.52	(0.42)
Total income (loss) from operations	$ (0.59)	$ 0.55	$ 0.56	$ 0.98	$ 0.02
Less Distributions
From net investment income	$ (0.47)	$ (0.34)	$ (0.39)	$ (0.47)	$ (0.45)
From net realized gain	(0.25)	(0.17)	—	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	$ (0.72)	$ (0.51)	$ (0.40)	$ (0.47)	$ (0.45)
Net asset value — End of year	$ 14.04	$ 15.35	$ 15.31	$ 15.15	$ 14.64
Total Return(2)	(3.88)%	3.62%	3.86%	6.76%	0.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,574	$30,844	$23,704	$26,711	$24,045
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.92%	0.92%	0.93%	0.96%	0.93%
Net expenses	0.91% (4)	0.90%	0.92%	0.94%	0.93%
Net investment income	3.17%	2.18%	2.70%	3.05%	2.96%
Portfolio Turnover	93% (5)	96% (5)	104% (5)	87%	88%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 15.35	$ 15.32	$ 15.16	$ 14.65	$ 15.08
Income (Loss) From Operations
Net investment income(1)	$ 0.36	$ 0.22	$ 0.29	$ 0.35	$ 0.33
Net realized and unrealized gain (loss)	(1.05)	0.21	0.16	0.52	(0.42)
Total income (loss) from operations	$ (0.69)	$ 0.43	$ 0.45	$ 0.87	$ (0.09)
Less Distributions
From net investment income	$ (0.36)	$ (0.23)	$ (0.28)	$ (0.36)	$ (0.34)
From net realized gain	(0.25)	(0.17)	—	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	$ (0.61)	$ (0.40)	$ (0.29)	$ (0.36)	$ (0.34)
Net asset value — End of year	$14.05	$15.35	$15.32	$15.16	$14.65
Total Return(2)	(4.53)%	2.77%	3.08%	6.03%	(0.68)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,333	$ 1,249	$ 1,223	$ 1,031	$ 934
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.67%	1.67%	1.68%	1.71%	1.68%
Net expenses	1.66% (4)	1.65%	1.67%	1.70%	1.68%
Net investment income	2.46%	1.42%	1.95%	2.30%	2.20%
Portfolio Turnover	93% (5)	96% (5)	104% (5)	87%	88%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 15.30	$ 15.27	$ 15.11	$ 14.60	$ 15.02
Income (Loss) From Operations
Net investment income(1)	$ 0.50	$ 0.38	$ 0.43	$ 0.50	$ 0.48
Net realized and unrealized gain (loss)	(1.05)	0.20	0.17	0.52	(0.41)
Total income (loss) from operations	$ (0.55)	$ 0.58	$ 0.60	$ 1.02	$ 0.07
Less Distributions
From net investment income	$ (0.50)	$ (0.38)	$ (0.43)	$ (0.51)	$ (0.49)
From net realized gain	(0.25)	(0.17)	—	—	—
Tax return of capital	—	—	(0.01)	—	—
Total distributions	$ (0.75)	$ (0.55)	$ (0.44)	$ (0.51)	$ (0.49)
Net asset value — End of year	$ 14.00	$ 15.30	$ 15.27	$ 15.11	$ 14.60
Total Return(2)	(3.60)%	3.81%	4.12%	7.06%	0.43%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$229,808	$200,170	$149,364	$132,062	$119,207
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.67%	0.68%	0.71%	0.68%
Net expenses	0.66% (4)	0.65%	0.67%	0.67%	0.65%
Net investment income	3.43%	2.42%	2.95%	3.32%	3.22%
Portfolio Turnover	93% (5)	96% (5)	104% (5)	87%	88%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
21
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Financial Highlights — continued

	Class R6
	Year Ended December 31,			Period Ended December 31,
	2022	2021	2020	2019 (1)
Net asset value — Beginning of period	$ 15.31	$ 15.27	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.51(2)	$ 0.39(2)	$ 0.44(2)	$ 0.33
Net realized and unrealized gain (loss)	(1.04)	0.21	0.17	0.11
Total income (loss) from operations	$ (0.53)	$ 0.60	$ 0.61	$ 0.44
Less Distributions
From net investment income	$ (0.52)	$ (0.39)	$ (0.44)	$ (0.33)
From net realized gain	(0.25)	(0.17)	—	—
From return of capital	—	—	(0.01)	—
Total distributions	$ (0.77)	$ (0.56)	$ (0.45)	$ (0.33)
Net asset value — End of period	$ 14.01	$ 15.31	$ 15.27	$ 15.11
Total Return(3)	(3.49)%	3.96%	4.20%	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,166	$47,590	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57%	0.59%	0.60%	0.61% (6)
Net expenses	0.56% (7)	0.57%	0.59%	0.61% (6)
Net investment income	3.48%	2.49%	3.05%	3.27% (6)
Portfolio Turnover	93% (8)	96% (8)	104% (8)	87% (9)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended December 31, 2019.
22
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% (0.80% prior to April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2
23

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 59,232,915	$ —	$ 59,232,915
Collateralized Mortgage Obligations	—	26,713,285	—	26,713,285
Commercial Mortgage-Backed Securities	—	20,666,873	—	20,666,873
Corporate Bonds	—	105,256,328	—	105,256,328
High Social Impact Investments	—	472,870	—	472,870
Mutual Funds	673,303	—	—	673,303
Preferred Stocks	2,941,320	—	—	2,941,320
Senior Floating-Rate Loans	—	3,477,370	—	3,477,370
U.S. Government Agency Mortgage-Backed Securities	—	14,873,288	—	14,873,288
U.S. Treasury Obligations	—	67,693,832	—	67,693,832
Short-Term Investments:
Affiliated Fund	8,638,859	—	—	8,638,859
Securities Lending Collateral	1,827,563	—	—	1,827,563
Total Investments	$14,081,045	$298,386,761	$ —	$312,467,806
Forward Foreign Currency Exchange Contracts	$ —	$ 14,962	$ —	$ 14,962
Futures Contracts	201,948	—	—	201,948
Total	$14,282,993	$298,401,723	$ —	$312,684,716
Liability Description
Swap Contracts	$ —	$ (16,404)	$ —	$ (16,404)
Futures Contracts	(9,343)	—	—	(9,343)
Total	$ (9,343)	$ (16,404)	$ —	$ (25,747)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a
24

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the
25

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 1A and 5. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
I  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
26

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2022, the investment advisory fee amounted to $1,042,589.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2022, the investment advisory fee paid was reduced by $13,074 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the year ended December 31, 2022, CRM waived or reimbursed expenses of $13,999.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2022, CRM was paid administrative fees of $357,459.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2022 amounted to $75,261 and $12,700 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,883 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2022. The Fund was also informed that EVD received $297 and $305 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $7,026 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $30,000 ($40,000 effective January 1, 2023) annual fee, Committee chairs receive an additional $6,000 ($15,000 effective January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2022, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $187,384,432 and $145,501,167, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $107,577,370 and $108,451,379, respectively.
27

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2022 and December 31, 2021 was as follows:
	Year Ended December 31,
	2022	2021
Ordinary income	$11,790,379	$6,674,301
Long-term capital gains	$ 3,681,090	$1,534,165
During the year ended December 31, 2022, accumulated loss was increased by $200,613 and paid-in capital was increased by $200,613 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Post October capital losses	$ (2,907,162)
Net unrealized depreciation	(22,308,342)
Distributions payable	(36,857)
Accumulated loss	$(25,252,361)
At December 31, 2022, the Fund had a net capital loss of $2,907,162 attributable to security transactions incurred after October 31, 2022 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2023.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$334,776,148
Gross unrealized appreciation	$ 665,183
Gross unrealized depreciation	(22,973,525)
Net unrealized depreciation	$ (22,308,342)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2022 is included in the Schedule of Investments. At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the year ended December 31, 2022, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the year ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the year ended December 31, 2022, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
28

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2022, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At December 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Credit	Swap contracts (centrally cleared)	Accumulated loss	$ —	$ (16,404)(1)
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	14,962	—
Interest rate	Futures contracts	Accumulated loss	201,948 (1)	(9,343) (1)
Total			$216,910	$(25,747)
Derivatives not subject to master netting agreements			$201,948	$(25,747)
Total Derivatives subject to master netting agreements			$ 14,962	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement for such assets as of December 31, 2022.
29

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$14,962	$ —	$ —	$ —	$14,962

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2022 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ —	$ 99,178	$ 99,178
Futures contracts	—	—	7,095,537	7,095,537
Swap contracts (centrally cleared)	77,897	—	—	77,897
Forward foreign currency exchange contracts	—	69,797	—	69,797
Total	$ 77,897	$69,797	$7,194,715	$7,342,409
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ —	$ 18,707	$ 18,707
Futures contracts	—	—	759,099	759,099
Swap contracts (centrally cleared)	(79,417)	—	—	(79,417)
Forward foreign currency exchange contracts	—	14,962	—	14,962
Total	$(79,417)	$14,962	$ 777,806	$ 713,351

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$15,438,000	$35,035,000	$1,246,000	$865,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended December 31, 2022, which is indicative of the volume of this derivative type, was approximately 32 contracts.
30

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2022, the total value of securities on loan, including accrued interest, was $1,790,635 and the total value of collateral received was $1,827,563, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$1,827,563	$ —	$ —	$ —	$1,827,563
The carrying amount of the liability for deposits for securities loaned at December 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2022.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2022. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2022.
8  Affiliated Issuers and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
31

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

In addition to the Notes, the Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2022, the value of the Fund's investment in the Notes and affiliated issuers and funds, including issuers and funds that may be deemed to be affiliated, was $13,135,334, which represents 4.4% of the Fund's net assets. Transactions in the Notes and such investments by the Fund for the year ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	$ 670,116	$ —	$ (671,000)	$ 518	$ 361	$ —	$ 16,524	$ —
Series 2017-CLS, Class F, 5.418%, (1 mo. USD LIBOR + 2.60%), 11/15/34	2,189,100	744,258	(2,946,000)	5,740	10,912	—	81,182	—
Series 2019-BPR, Class B, 6.668%, (1 mo. USD LIBOR + 2.35%), 5/15/36	2,501,861	—	—	—	(42,797)	2,460,435	100,280	2,621,000
Series 2019-BPR, Class C, 7.618%, (1 mo. USD LIBOR + 3.30%), 5/15/36	874,265	—	—	—	15,602	889,867	46,479	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	489,530	—	—	—	(16,660)	472,870	7,500	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	8,680,782	3,000,000	(10,856,391)	240,651	(391,739)	673,303	93,535	77,929
Short-Term Investments
Cash Reserves Fund	14,462,361	67,066,630	(81,527,181)	(1,363)	(447)	—	7,310	—
Liquidity Fund	—	154,228,640	(145,589,781)	—	—	8,638,859	167,817	8,638,859
Total				$245,546	$ (424,768)	$13,135,334	$520,627

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	875,234	$ 12,770,911	926,442	$ 14,418,061
Reinvestment of distributions	99,176	1,418,438	54,856	847,704
Shares redeemed	(806,982)	(11,748,870)	(519,560)	(8,074,411)
Net increase	167,428	$ 2,440,479	461,738	$ 7,191,354
32

Calvert
Flexible Bond Fund
December 31, 2022
Notes to Financial Statements — continued

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	26,108	$ 376,719	33,833	$ 527,810
Reinvestment of distributions	3,556	50,735	1,943	30,005
Shares redeemed	(16,108)	(231,543)	(34,311)	(531,074)
Net increase	13,556	$ 195,911	1,465	$ 26,741
Class I
Shares sold	10,697,315	$ 156,180,870	8,072,554	$125,124,841
Reinvestment of distributions	808,594	11,534,830	362,291	5,585,145
Shares redeemed	(8,173,320)	(118,097,896)	(5,136,037)	(79,718,663)
Net increase	3,332,589	$ 49,617,804	3,298,808	$ 50,991,323
Class R6
Shares sold	137,036	$ 1,994,843	1,129,019	$ 17,556,104
Reinvestment of distributions	145,846	2,084,849	89,979	1,387,151
Shares redeemed	(667,151)	(9,798,119)	(80,926)	(1,248,050)
Net increase (decrease)	(384,269)	$ (5,718,427)	1,138,072	$ 17,695,205
At December 31, 2022, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned 4.4% and 4.8%, respectively, of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
33

Calvert
Flexible Bond Fund
December 31, 2022
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Flexible Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Flexible Bond Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2020, 2019, and 2018 were audited by other auditors whose report, dated February 22, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2023
We have served as the auditor of one or more Calvert investment companies since 2021.
34

Calvert
Flexible Bond Fund
December 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2023 showed the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2022, the Fund designates approximately $77,379, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2022, the Fund designates 80.37% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2022, $3,534,146 or, if subsequently determined to be different, the net capital gain of such year.
35

Calvert
Flexible Bond Fund
December 31, 2022
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 43 funds in the Calvert fund complex. Effective March 1, 2021, each of Eaton Vance and CRM are indirect wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Theodore H. Eliopoulos 1964	Trustee and President	Since 2022	President and Chief Executive Officer of CRM and senior sponsor of Morgan Stanley Investment Management’s (MSIM) Diversity Council. Formerly, Vice Chairman & Head of Strategic Partnerships at MSIM (2019-2022). Former Chief Investment Officer and interim Chief Investment Officer (2014-2018) and Senior Investment Officer of Real Estate and Real Assets at California Public Employees’ Retirement System (CalPERS) (2007-2014). Former Chief Deputy Treasurer and Deputy Treasurer at the California State Treasurer's Office (2002-2006). Mr. Eliopoulos is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. The Robert Toigo Foundation; Pacific Pension & Investment Institute (PPI).
Noninterested Trustees
Richard L. Baird, Jr. 1948	Trustee	Since 1980	Regional Disaster Recovery Lead, American Red Cross of Greater
Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in
Pittsburgh, PA.
Other Directorships. None.
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
John G. Guffey, Jr. 1948	Trustee	Since 1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Other Directorships. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.
Miles D. Harper, III 1962	Trustee	Since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014.
Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr
Riggs & Ingram) (November 1999 - September 2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
36

Calvert
Flexible Bond Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 43 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 43 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 130 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 43 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 130 registered investment companies advised or administered by Eaton Vance.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
37

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

38

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
40

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24175     12.31.22

Calvert
Responsible Municipal Income Fund
Annual Report
December 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2022
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
December 31, 2022
Management's Discussion of Fund Performance†

Economic and Market Conditions
The volatile 12-month period starting January 1, 2022, encompassed the worst calendar year for municipal bond returns since 1981 and the best one-month performance in 36 years.
As the new year began, municipal rates -- along with U.S. Treasury rates -- rose as investors became increasingly concerned about the twin threats of inflation and interest rate hikes. In February, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressures on energy and food prices. In March, the U.S. Federal Reserve (the Fed) ended a two-year period of near-zero-percent interest rates with a 0.25% increase, its first hike since 2018.
As investors recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, declined 8.98% during the first six months of 2022. Municipal bond mutual funds, which had reported net inflows during all but one week of 2021, recorded their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal mutual funds experienced their first net inflows since January.
From August through October 2022, municipal performance turned negative again. Fund outflows resumed as investors reacted to statements from Fed officials that they were not done with rate hikes and fighting inflation remained the central bank’s top priority. After the Fed’s third straight 0.75% rate hike, the Index fell 3.84% in September -- its worst one-month performance in 14 years.
But in the final months of the period, municipal performance made another U-turn. Despite the Fed announcing a fourth 0.75% rate hike in November, the Index rose 4.68% during the month -- its best monthly performance since 1986. The rally was driven by multiple factors, including Fed signals that future rate hikes might be smaller, lower supplies of new municipal bond issues, growing investor demand, and positive inflows into separately managed accounts and exchange-traded funds, or ETFs.
The Fed indeed delivered a smaller 0.50% rate hike in December, but raised its expectation of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out a slightly positive monthly performance to end the period.
For the period as a whole, the Index returned -8.53% as interest rates rose and bond prices declined across the municipal bond yield curve. Reflecting an apparently decreased investor appetite for risk during the period, higher quality bonds generally outperformed lower quality bonds, and shorter maturity bonds generally outperformed longer maturity bonds.
Fund Performance
For the 12-month period ended December 31, 2022, Calvert Responsible Municipal Income Fund (the Fund) returned -8.20% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Municipal Bond Index (the Index), which returned -8.53%.
The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund seeks to do so by normally investing at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and federal alternative minimum tax. The Fund also normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in issuers that its investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment. Such investments may include, among other things, municipal obligations that finance education, health care, community services, housing, water, and public transportation.
Contributors to Fund performance versus the Index during the period included security selections in local general obligation bonds, an underweight position in bonds with 17 years or more remaining to maturity during a period when longer maturity bonds generally underperformed shorter maturity bonds, and the Fund’s interest rate hedging strategy.
As a risk management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upsides and downsides of the market. During the period, management hedged the Fund’s exposure to interest rate risk using U.S. Treasury futures -- in effect taking a short position on U.S. Treasurys. During a period when Treasury interest rates -- as well as municipal interest rates -- rose and Treasury prices fell, the Fund’s U.S. Treasury futures produced positive returns and helped mitigate some of the negative effects of falling bond prices on Fund performance versus the Index during the period.
In contrast, detractors from Fund performance versus the Index during the period included an overweight position in the housing sector -- the worst-performing sector within the Index during the period, as well as security selections in AAA-rated bonds and in the water and sewer sector.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
December 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	08/23/1983	08/23/1983	(8.20)%	0.66%	1.37%	4.93%
Class A with 3.25% Maximum Sales Charge	—	—	(11.18)	0.01	1.03	4.84
Class C at NAV	07/15/2015	07/15/2015	(8.89)	(0.09)	—	0.73
Class C with 1% Maximum Deferred Sales Charge	—	—	(9.79)	(0.09)	—	0.73
Class I at NAV	07/15/2015	08/23/1983	(7.94)	0.95	1.60	4.99

Bloomberg Municipal Bond Index	—	—	(8.53)%	1.25%	2.13%	6.05%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.87%	1.62%	0.62%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	2.62%	1.96%	2.97%
SEC 30-day Yield - Unsubsidized	2.50	1.83	2.84
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/15/2015	$10,561	N.A.
Class I, at minimum investment	$1,000,000	12/31/2012	$1,171,620	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Responsible Municipal Income Fund
December 31, 2022
Fund Profile

Credit Quality (% of bonds and municipal obligations)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

4

Calvert
Responsible Municipal Income Fund
December 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

5

Calvert
Responsible Municipal Income Fund
December 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period* (7/1/22 – 12/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,006.10	$3.79 **	0.75%
Class C	$1,000.00	$1,002.30	$7.57 **	1.50%
Class I	$1,000.00	$1,008.10	$2.53 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.42	$3.82 **	0.75%
Class C	$1,000.00	$1,017.64	$7.63 **	1.50%
Class I	$1,000.00	$1,022.68	$2.55 **	0.50%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
6

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 3,005,922
		$ 3,005,922
Other Revenue — 1.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 3,471,051
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	1,450	1,317,391
Series A, 0.944%, 7/1/26	1,285	1,136,178
		$ 5,924,620
Total Corporate Bonds (identified cost $10,292,577)		$ 8,930,542

Tax-Exempt Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000's omitted)	Value
Housing — 2.2%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,558	$ 2,315,148
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,981	2,881,322
Series 2022-2, Class A, 4.00%, 10/20/36	2,991	2,787,033
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	1,603	1,412,970
Total Tax-Exempt Mortgage-Backed Securities (identified cost $10,173,398)		$ 9,396,473

Tax-Exempt Municipal Obligations — 88.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.9%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,124,730
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,241,460
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,617,450
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,157,580
Iowa Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,641,450
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	$1,390	$ 1,259,104
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,346,230
		$ 12,388,004
Education — 7.4%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,074,920
Green Bonds, 5.00%, 7/1/43	2,100	2,246,496
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/23	100	99,880
4.00%, 6/15/24	120	119,892
4.00%, 6/15/25	110	109,846
4.00%, 6/15/26	110	109,707
4.00%, 6/15/27	80	79,614
4.00%, 6/15/28	125	124,188
4.00%, 6/15/30	100	98,439
4.00%, 6/15/31	100	97,701
Clifton Higher Education Finance Corp., TX, (Idea Public Schools):
5.00%, 8/15/25	360	374,116
5.00%, 8/15/28	300	322,353
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	363,985
5.00%, 6/1/31(1)	1,000	1,013,630
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,056,240
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,152,340
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	1,921,266
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)	250	227,045
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	430,545
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 10/1/33	1,000	1,178,250
5.00%, 10/1/34	1,000	1,168,870
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,210,512
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	658,350
Green Bonds, 5.00%, 10/1/29	635	705,339
Green Bonds, 5.00%, 10/1/30	445	498,938

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	$670	$ 673,571
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	410,486
Ohio State University, 5.00%, 12/1/29	1,915	2,193,020
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,559,920
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/31	325	308,802
4.00%, 7/1/41	1,000	845,670
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	900	829,584
University of South Carolina, 5.00%, 5/1/46	2,485	2,679,451
University of Utah:
Green Bonds, 5.00%, 8/1/35	2,000	2,306,900
Green Bonds, 5.00%, 8/1/37	1,150	1,305,170
		$ 31,555,036
Electric Utilities — 2.1%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$ 2,012,580
4.00%, 9/1/40	2,000	1,996,820
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000	1,111,850
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,152,240
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,119,451
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	718,214
		$ 9,111,155
Escrowed/Prerefunded — 1.9%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$ 1,980,818
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,141,888
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,065,140
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,662,850
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40	1,000	1,081,990
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	97,168
		$ 8,029,854
General Obligations — 22.6%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$ 3,325,770
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	$3,500	$ 4,011,560
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,064,860
Broward County School District, FL, 5.00%, 7/1/27	5,155	5,635,240
California:
4.00%, 9/1/32	1,000	1,035,250
5.00%, 9/1/35	4,000	4,629,440
5.00%, 9/1/42	1,500	1,605,945
Chicago Board of Education, IL, 5.00%, 12/1/30	2,500	2,550,250
Connecticut:
5.00%, 9/15/28	1,000	1,117,580
Green Bonds, 5.00%, 11/15/31	1,000	1,040,680
Social Bonds, 5.00%, 11/15/36	5,000	5,610,450
Corvallis School District No. 509J, OR, 5.00%, 6/15/26	3,790	4,088,917
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,161,220
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	995,230
Harris County Flood Control District, TX, Sustainability Bonds, 5.00%, 10/1/35	1,250	1,436,887
Hawaii, 4.00%, 10/1/34	2,000	2,046,260
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,275,206
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,635,569
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,303,880
5.25%, 8/1/40	1,200	1,367,928
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,512,054
Los Angeles Community College District, CA, (Election of 2008):
5.00%, 8/1/36	2,000	2,348,600
5.00%, 8/1/37	3,000	3,498,420
Los Angeles Unified School District, CA, Sustainability Bonds, 5.25%, 7/1/47	5,000	5,552,300
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,084,460
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,132,520
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,760,781
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,099,810
New York, NY, 5.00%, 8/1/26	2,000	2,045,260
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,075,940
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	930,459
Rhode Island and Providence Plantations, 4.00%, 4/1/34	2,650	2,740,577
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	5,076,750
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/26	1,000	1,085,910

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016): (continued)
Green Bonds, 5.00%, 8/1/27	$1,000	$ 1,108,340
Green Bonds, 5.00%, 8/1/28	1,000	1,129,070
Green Bonds, 5.00%, 8/1/33	1,000	1,101,580
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,593,000
Texas, (AMT), 5.00%, 8/1/34	3,185	3,604,242
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,068,290
		$ 96,486,485
Hospital — 5.2%
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26	$1,010	$ 1,071,085
5.00%, 12/1/27	1,075	1,155,034
5.00%, 12/1/28	1,125	1,223,989
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,279,500
Idaho Health Facilities Authority, (St. Luke's Health System):
4.00%, 3/1/39	710	669,949
4.00%, 3/1/40	845	792,382
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,103,225
4.00%, 4/1/36	2,520	2,260,364
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,015,480
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	525,700
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,818,320
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00%, 6/1/27	1,000	1,079,460
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,218,960
		$ 22,213,448
Housing — 13.4%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$ 385,542
Social Bonds, 5.00%, 12/1/28	400	444,024
Social Bonds, 5.00%, 6/1/29	440	489,337
Social Bonds, 5.00%, 12/1/29	360	403,106
California Housing Finance Agency, Social Bonds, 4.00%, 4/1/45	5,000	4,800,600
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,317,227
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,098,225
Security	Principal Amount (000's omitted)	Value
Housing (continued)
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$3,000	$ 2,924,250
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,884,696
District of Columbia Housing Finance Agency, (Paxton), 4.00% to 9/1/25 (Put Date), 9/1/40	3,750	3,795,187
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/24	175	174,724
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,027,140
4.00%, 5/15/34	1,145	1,144,485
Indiana Housing and Community Development Authority, SFMR:
(GNMA/FNMA/FHLMC), Social Bonds, 4.35%, 7/1/37	1,000	1,017,780
(GNMA/FNMA/FHLMC), Social Bonds, 4.60%, 7/1/42	1,000	1,007,260
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,520,765
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,479,681
4.35%, 7/1/50	1,000	915,870
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,065,440
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	737,880
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,473,090
Sustainability Bonds, 2.80%, 12/1/26	1,000	978,350
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,557,825
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,665	3,711,802
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,135,672
3.80%, 11/1/30	980	984,136
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,753,206
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	880,023
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	2,999,310
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC/FNMA/GNMA/SONYMA), 2.85%, 11/1/39	1,980	1,589,980
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,912,700
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	911,567
Social Bonds, 0.95%, 10/1/28	1,125	952,852
Social Bonds, 4.30%, 10/1/42	3,000	2,910,060
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	674,396

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC): (continued)
5.00%, 6/1/29	$365	$ 369,771
Utah Housing Corp., 4.00%, 1/1/36	740	732,992
		$ 57,160,951
Industrial Development Revenue — 1.7%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$2,000	$ 1,996,040
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	819,765
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	2,000	1,906,960
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,560,501
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	983,250
		$ 7,266,516
Insured - Education — 0.5%
New York Dormitory Authority, (School Districts Financing Program):
(BAM), 5.00%, 10/1/25	$1,000	$ 1,062,300
(BAM), 5.00%, 10/1/28	750	842,633
		$ 1,904,933
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 926,180
Riverside Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/33	1,000	1,157,520
		$ 2,083,700
Insured - Hospital — 0.2%
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Temple University Health System Obligated Group):
(AGM), 5.00%, 7/1/35	$500	$ 544,395
(AGM), 5.00%, 7/1/36	250	270,290
		$ 814,685
Insured - Solid Waste — 0.6%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,539,100
Green Bonds, (AGM), (AMT), 5.00%, 9/1/28	485	535,251
Green Bonds, (AGM), (AMT), 5.00%, 9/1/30	485	542,894
Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste (continued)
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center): (continued)
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	$15	$ 16,686
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,903
		$ 2,650,834
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,028,560
		$ 1,028,560
Insured - Water and Sewer — 0.5%
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	$1,020	$ 1,130,915
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,094,847
		$ 2,225,762
Lease Revenue/Certificates of Participation — 2.1%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/38	$2,360	$ 2,310,322
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	508,870
4.00%, 10/1/35	600	608,280
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,564,275
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,904,005
		$ 8,895,752
Other Revenue — 5.1%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$1,190	$ 1,279,762
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53(2)	1,500	1,564,005
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	2,000	2,008,420
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 4.01%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	2,630	2,593,890
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,130,620
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,158,639

10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
District of Columbia, (DC Smart Lighting), Green Bonds, (AMT), 5.00%, 2/29/28	$4,430	$ 4,673,606
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,449,043
Green Bonds, 5.00%, 9/1/36	1,445	1,581,090
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,004,550
4.45%, 11/1/36	1,000	1,022,120
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,161,770
		$ 21,627,515
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,879,631
		$ 1,879,631
Special Tax Revenue — 3.4%
Florida Department of Environmental Protection, (Everglades Restoration), 5.00%, 7/1/29	$2,730	$ 3,091,179
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,170,940
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series 2017A, Green Bonds, 5.00%, 11/15/35	1,000	1,071,460
Series 2017B, Green Bonds, 5.00%, 11/15/35	2,275	2,453,929
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,183,940
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 4.00%, 11/15/29	2,000	2,161,480
Green Bonds, 4.00%, 11/15/30	2,000	2,177,320
		$ 14,310,248
Student Loan — 1.3%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,297,780
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/30	1,000	1,079,850
(AMT), 5.00%, 7/1/31	1,000	1,100,940
		$ 5,478,570
Transportation — 5.3%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/34	$5,000	$ 5,489,350
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,503,552
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	$4,000	$ 4,338,600
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/50	1,000	1,077,360
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,297,656
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/30	1,375	1,588,400
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,398,100
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	1,500	1,773,855
		$ 22,466,873
Water and Sewer — 11.1%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$ 2,185,960
Beaverton, OR, Water Revenue, 5.00%, 4/1/27	1,490	1,629,687
Discovery Clean Water Alliance, WA, Sewer Revenue:
5.00%, 12/1/33	2,180	2,545,521
5.00%, 12/1/34	2,290	2,641,011
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,091,740
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000	1,077,050
Green Bonds, 5.00%, 10/1/36	1,000	1,060,610
Green Bonds, 5.00%, 10/1/44	3,000	3,179,670
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,134,070
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,112,880
Green Bonds, 5.00%, 6/1/38	2,000	2,146,940
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,332,910
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,500	1,647,420
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,075,070
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,093,025
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 6/1/35	1,000	1,147,490
San Diego County Water Authority, CA, Green Bonds, 4.00%, 5/1/36	5,000	5,266,500
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,118,450
5.00%, 8/1/47	5,000	5,522,400
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,905,475

11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	$2,000	$ 2,250,700
		$ 47,164,579
Total Tax-Exempt Municipal Obligations (identified cost $381,964,343)		$376,743,091

Taxable Municipal Obligations — 4.8%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 551,736
1.99%, 4/1/26	550	491,040
2.19%, 4/1/27	600	520,968
2.38%, 4/1/28	1,190	1,007,240
2.50%, 4/1/29	1,000	825,560
		$ 3,396,544
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$ 683,686
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,035,300
		$ 1,718,986
General Obligations — 1.6%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$ 1,954,160
Detroit, MI:
Social Bonds, 2.017%, 4/1/23	375	371,895
Social Bonds, 2.189%, 4/1/24	400	383,508
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	331,374
1.802%, 8/1/31	400	312,812
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,031,050
Tustin Unified School District, CA, 1.554%, 8/1/29	535	430,953
		$ 6,815,752
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$ 505,258
		$ 505,258
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 425,665
		$ 425,665
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 137,342
(AGM), 2.005%, 7/1/27	185	161,080
(AGM), 2.429%, 7/1/29	275	230,895
(AGM), 2.679%, 7/1/31	350	284,994
		$ 814,311
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$ 315,273
		$ 315,273
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 964,370
2.211%, 6/1/25	1,500	1,414,815
2.361%, 6/1/26	2,000	1,849,120
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	1,500	1,490,475
		$ 5,718,780
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 627,693
		$ 627,693
Total Taxable Municipal Obligations (identified cost $22,169,467)		$ 20,338,262

12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Schedule of Investments — continued

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(4)	6,785,252	$ 6,785,252
Total Short-Term Investments (identified cost $6,785,252)		$ 6,785,252
Total Investments — 99.1% (identified cost $431,385,037)		$422,193,620
Other Assets, Less Liabilities — 0.9%		$ 4,002,430
Net Assets — 100.0%		$426,196,050

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $9,040,080 or 2.1% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

At December 31, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 23.6%
Others, representing less than 10% individually71.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 2.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.5% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	3/22/23	$(10,555,906)	$ 94,738
					$94,738

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Statement of Assets and Liabilities

December 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $424,599,785)	$ 415,408,368
Investments in securities of affiliated issuers, at value (identified cost $6,785,252)	6,785,252
Receivable for variation margin on open futures contracts	13,229
Cash	20,861
Deposits at broker for futures contracts	211,560
Receivable for investments sold	35,173
Receivable for capital shares sold	4,303,278
Interest receivable	4,129,466
Dividends receivable - affiliated	9,235
Receivable from affiliate	42,100
Trustees' deferred compensation plan	103,098
Total assets	$431,061,620
Liabilities
Payable for when-issued securities	$ 1,563,885
Payable for capital shares redeemed	2,632,326
Distributions payable	218,574
Payable to affiliates:
Investment advisory fee	125,185
Administrative fee	43,052
Distribution and service fees	24,697
Sub-transfer agency fee	5,479
Trustees' deferred compensation plan	103,098
Accrued expenses	149,274
Total liabilities	$ 4,865,570
Net Assets	$426,196,050
Sources of Net Assets
Paid-in capital	$ 487,617,422
Accumulated loss	(61,421,372)
Net Assets	$426,196,050
Class A Shares
Net Assets	$ 109,974,437
Shares Outstanding	7,300,280
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.06
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 15.57
Class C Shares
Net Assets	$ 1,461,740
Shares Outstanding	97,029
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.06
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Statement of Assets and Liabilities — continued

December 31, 2022
Class I Shares
Net Assets	$ 314,759,873
Shares Outstanding	20,840,794
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.10

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Statement of Operations

Year Ended
December 31, 2022
Investment Income
Dividend income - affiliated issuers	$ 109,143
Interest and other income	10,390,982
Total investment income	$ 10,500,125
Expenses
Investment advisory fee	$ 1,494,309
Administrative fee	512,334
Distribution and service fees:
Class A	288,221
Class C	16,990
Trustees' fees and expenses	21,601
Custodian fees	8,825
Transfer agency fees and expenses	320,898
Accounting fees	98,486
Professional fees	59,874
Registration fees	62,985
Reports to shareholders	19,627
Miscellaneous	87,452
Total expenses	$ 2,991,602
Waiver and/or reimbursement of expenses by affiliate	$ (556,857)
Net expenses	$ 2,434,745
Net investment income	$ 8,065,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (23,089,507)
Investment securities - affiliated issuers	319
Futures contracts	1,468,986
Net realized loss	$(21,620,202)
Change in unrealized appreciation (depreciation):
Investment securities	$ (23,378,719)
Investment securities - affiliated issuers	(296)
Futures contracts	231,508
Net change in unrealized appreciation (depreciation)	$(23,147,507)
Net realized and unrealized loss	$(44,767,709)
Net decrease in net assets from operations	$(36,702,329)
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Statements of Changes in Net Assets

	Year Ended December 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,065,380	$ 4,793,788
Net realized gain (loss)	(21,620,202)	245,680
Net change in unrealized appreciation (depreciation)	(23,147,507)	(3,617,064)
Net increase (decrease) in net assets from operations	$ (36,702,329)	$ 1,422,404
Distributions to shareholders:
Class A	$ (1,956,561)	$ (1,302,502)
Class C	(15,197)	(5,946)
Class I	(6,117,659)	(3,488,209)
Total distributions to shareholders	$ (8,089,417)	$ (4,796,657)
Capital share transactions:
Class A	$ (5,990,651)	$ 1,128,640
Class C	(590,609)	27,464
Class I	42,805,057	64,236,324
Net increase in net assets from capital share transactions	$ 36,223,797	$ 65,392,428
Net increase (decrease) in net assets	$ (8,567,949)	$ 62,018,175
Net Assets
At beginning of year	$ 434,763,999	$ 372,745,824
At end of year	$426,196,050	$434,763,999
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Financial Highlights

	Class A
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.17	$ 0.24	$ 0.35	$ 0.38
Net realized and unrealized gain (loss)	(1.63)	(0.14)	0.47	0.75	(0.30)
Total income (loss) from operations	$ (1.37)	$ 0.03	$ 0.71	$ 1.10	$ 0.08
Less Distributions
From net investment income	$ (0.26)	$ (0.17)	$ (0.24)	$ (0.35)	$ (0.38)
Total distributions	$ (0.26)	$ (0.17)	$ (0.24)	$ (0.35)	$ (0.38)
Net asset value — End of year	$ 15.06	$ 16.69	$ 16.83	$ 16.36	$ 15.61
Total Return(2)	(8.20)%	0.19%	4.38%	7.10%	0.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$109,974	$128,437	$128,384	$117,964	$108,866
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%	0.87%	0.88%	0.96%	0.95%
Net expenses	0.75% (4)	0.75%	0.75%	0.77%	0.80%
Net investment income	1.69%	1.02%	1.45%	2.15%	2.44%
Portfolio Turnover	88%	18%	14%	18%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
18
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 16.69	$ 16.83	$ 16.36	$ 15.61	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.04	$ 0.11	$ 0.22	$ 0.26
Net realized and unrealized gain (loss)	(1.62)	(0.13)	0.48	0.76	(0.29)
Total income (loss) from operations	$ (1.48)	$ (0.09)	$ 0.59	$ 0.98	$ (0.03)
Less Distributions
From net investment income	$ (0.15)	$ (0.05)	$ (0.12)	$ (0.23)	$ (0.27)
Total distributions	$ (0.15)	$ (0.05)	$ (0.12)	$ (0.23)	$ (0.27)
Net asset value — End of year	$15.06	$16.69	$16.83	$16.36	$15.61
Total Return(2)	(8.89)%	(0.56)%	3.60%	6.29%	(0.19)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,462	$ 2,258	$ 2,249	$ 1,510	$ 1,195
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.63%	1.62%	1.62%	1.71%	1.69%
Net expenses	1.50% (4)	1.50%	1.50%	1.51%	1.55%
Net investment income	0.89%	0.27%	0.67%	1.37%	1.69%
Portfolio Turnover	88%	18%	14%	18%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
19
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 16.73	$ 16.88	$ 16.40	$ 15.65	$ 15.93
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.21	$ 0.26	$ 0.39	$ 0.44
Net realized and unrealized gain (loss)	(1.63)	(0.15)	0.50	0.76	(0.30)
Total income (loss) from operations	$ (1.33)	$ 0.06	$ 0.76	$ 1.15	$ 0.14
Less Distributions
From net investment income	$ (0.30)	$ (0.21)	$ (0.28)	$ (0.40)	$ (0.42)
Total distributions	$ (0.30)	$ (0.21)	$ (0.28)	$ (0.40)	$ (0.42)
Net asset value — End of year	$ 15.10	$ 16.73	$ 16.88	$ 16.40	$ 15.65
Total Return(2)	(7.94)%	0.38%	4.69%	7.38%	0.92%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$314,760	$304,069	$242,113	$66,218	$35,812
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.63%	0.62%	0.63%	0.71%	0.69%
Net expenses	0.50% (4)	0.50%	0.50%	0.49%	0.45%
Net investment income	1.97%	1.27%	1.59%	2.39%	2.79%
Portfolio Turnover	88%	18%	14%	18%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
20
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% (0.80% prior to April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
21

Calvert
Responsible Municipal Income Fund
December 31, 2022
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,930,542	$ —	$ 8,930,542
Tax-Exempt Mortgage-Backed Securities	—	9,396,473	—	9,396,473
Tax-Exempt Municipal Obligations	—	376,743,091	—	376,743,091
Taxable Municipal Obligations	—	20,338,262	—	20,338,262
Short-Term Investments	6,785,252	—	—	6,785,252
Total Investments	$6,785,252	$415,408,368	$ —	$422,193,620
Futures Contracts	$ 94,738	$ —	$ —	$ 94,738
Total	$6,879,990	$415,408,368	$ —	$422,288,358
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
22

Calvert
Responsible Municipal Income Fund
December 31, 2022
Notes to Financial Statements — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2022, the investment advisory fee amounted to $1,494,309.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2022, the investment advisory fee paid was reduced by $9,248 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by CRM. CRM did not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023.  For the year ended December 31, 2022, CRM waived or reimbursed expenses of $547,609.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2022, CRM was paid administrative fees of $512,334.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2022 amounted to $288,221 and $16,990 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $9,351 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2022. The Fund was also informed that EVD received $374 and $270 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $20,903 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $30,000 ($40,000 effective January 1, 2023) annual fee, Committee chairs receive an additional $6,000 ($15,000 effective January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan).
23

Calvert
Responsible Municipal Income Fund
December 31, 2022
Notes to Financial Statements — continued

Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $413,561,218 and $369,103,777, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2022 and December 31, 2021 was as follows:
	Year Ended December 31,
	2022	2021
Tax-exempt income	$7,718,860	$4,331,081
Ordinary income	$ 370,557	$ 465,576
As of December 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 493,140
Deferred capital losses	(52,495,083)
Net unrealized depreciation	(9,200,855)
Distributions payable	(218,574)
Accumulated loss	$(61,421,372)
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $52,495,083 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $7,925,434 are short-term and $44,569,649 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$431,394,475
Gross unrealized appreciation	$ 3,777,333
Gross unrealized depreciation	(12,978,188)
Net unrealized depreciation	$ (9,200,855)
5  Financial Instruments
A summary of futures contracts outstanding at December 31, 2022 is included in the Schedule of Investments. During the year ended December 31, 2022, the Fund used futures contracts to hedge interest rate risk and to manage duration.
24

Calvert
Responsible Municipal Income Fund
December 31, 2022
Notes to Financial Statements — continued

At December 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$94,738 (1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2022 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,468,986	$ 231,508
The average notional cost of futures contracts (short) outstanding during the year ended December 31, 2022 was approximately $11,387,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2022. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2022.
7  Affiliated Funds
At December 31, 2022, the value of the Fund’s investment in affiliated funds, including funds that may be deemed to be affiliated, was $6,785,252, which represents 1.6% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$13,043,583	$ 95,449,122	$(108,492,728)	$ 319	$ (296)	$ —	$ 4,496	—
Liquidity Fund	—	250,387,441	(243,602,189)	—	—	6,785,252	104,647	6,785,252
Total				$ 319	$(296)	$6,785,252	$109,143
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
25

Calvert
Responsible Municipal Income Fund
December 31, 2022
Notes to Financial Statements — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,178,615	$ 17,991,040	850,214	$ 14,223,778
Reinvestment of distributions	116,969	1,775,012	70,658	1,179,909
Shares redeemed	(1,690,357)	(25,756,703)	(853,487)	(14,275,047)
Net increase (decrease)	(394,773)	$ (5,990,651)	67,385	$ 1,128,640
Class C
Shares sold	6,258	$ 96,463	26,654	$ 445,789
Reinvestment of distributions	992	15,004	355	5,933
Shares redeemed	(45,503)	(702,076)	(25,331)	(424,258)
Net increase (decrease)	(38,253)	$ (590,609)	1,678	$ 27,464
Class I
Shares sold	22,473,907	$ 344,013,581	8,668,030	$145,361,153
Reinvestment of distributions	306,128	4,659,779	178,530	2,989,101
Shares redeemed	(20,109,559)	(305,868,303)	(5,023,113)	(84,113,930)
Net increase	2,670,476	$ 42,805,057	3,823,447	$ 64,236,324
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
26

Calvert
Responsible Municipal Income Fund
December 31, 2022
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Responsible Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Responsible Municipal Income Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2020, 2019, and 2018 were audited by other auditors whose report, dated February 22, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2023
We have served as the auditor of one or more Calvert investment companies since 2021.
27

Calvert
Responsible Municipal Income Fund
December 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2023 showed the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended December 31, 2022, the Fund designates 95.42% of distributions from net investment income as an exempt-interest dividend.
28

Calvert
Responsible Municipal Income Fund
December 31, 2022
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 43 funds in the Calvert fund complex. Effective March 1, 2021, each of Eaton Vance and CRM are indirect wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Theodore H. Eliopoulos 1964	Trustee and President	Since 2022	President and Chief Executive Officer of CRM and senior sponsor of Morgan Stanley Investment Management’s (MSIM) Diversity Council. Formerly, Vice Chairman & Head of Strategic Partnerships at MSIM (2019-2022). Former Chief Investment Officer and interim Chief Investment Officer (2014-2018) and Senior Investment Officer of Real Estate and Real Assets at California Public Employees’ Retirement System (CalPERS) (2007-2014). Former Chief Deputy Treasurer and Deputy Treasurer at the California State Treasurer's Office (2002-2006). Mr. Eliopoulos is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. The Robert Toigo Foundation; Pacific Pension & Investment Institute (PPI).
Noninterested Trustees
Richard L. Baird, Jr. 1948	Trustee	Since 1980	Regional Disaster Recovery Lead, American Red Cross of Greater
Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in
Pittsburgh, PA.
Other Directorships. None.
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
John G. Guffey, Jr. 1948	Trustee	Since 1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Other Directorships. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.
Miles D. Harper, III 1962	Trustee	Since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014.
Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr
Riggs & Ingram) (November 1999 - September 2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
29

Calvert
Responsible Municipal Income Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 43 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 43 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 130 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 43 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 130 registered investment companies advised or administered by Eaton Vance.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
30

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24173     12.31.22

Calvert
Global Real Estate Fund
Annual Report
December 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2022
Calvert
Global Real Estate Fund

Calvert
Global Real Estate Fund
December 31, 2022
Management's Discussion of Fund Performance†

Economic and Market Conditions
During the 12-month period starting January 1, 2022, global markets were dominated by the ongoing effects of one black swan event -- the COVID-19 pandemic -- and fallout from another -- Russia’s invasion of Ukraine. As the new year began, investors became increasingly concerned about the twin threats of inflation and interest rate hikes. As a result, stock performance turned negative -- a sharp about-face from the all-time highs many U.S. equity indexes had posted in late 2021.
Amid these broad market challenges, the global real estate sector had negative returns, with the FTSE EPRA Nareit Developed Extended Net Total Return Index down 25.28% for the period.
In February, Russia’s invasion of Ukraine sent shock waves through U.S. and global markets, exacerbating inflationary pressures on energy and food costs. Central banks around the world -- including the U.S. Federal Reserve (the Fed), the Bank of England, and the European Central Bank -- initiated their first interest rate hikes in years. In Europe, looming energy shortages caused by the Russia-Ukraine conflict pushed inflation rates higher and stock prices lower during the period.
In the U.S., investors began to expect the Fed would raise interest rates at every policy meeting in 2022 and, in turn, worried that aggressive rate hikes could tip the economy into recession. At its June, July, September, and November 2022 policy meetings, the Fed hiked the federal funds rate 0.75% each time -- its first moves of that magnitude since 1994. Higher interest rates, inflation, and recessionary worries drove stock prices, including real estate, down around the globe.
In October and November 2022, however, U.S. and European stocks delivered positive performance for the first time in months. The rally was driven by a combination of better-than-expected U.S. company earnings, government measures to address Europe’s energy crisis, declining inflation, and hope that the Fed would temper the size of future rate hikes.
But while the Fed indeed delivered a smaller 0.50% rate hike in December, it raised its expectation of how high rates might go in 2023. As investors digested the news that rates could stay higher for longer than previously expected, equity prices declined in the final month of 2022.
Meanwhile in the world’s second-largest economy, China’s zero-COVID policy severely restricted its economic output, although some restrictions were relaxed in late 2022. The MSCI Golden Dragon Index, a measure of Chinese large-cap and mid-cap stocks, was one of the worst-performing major indexes during the period, declining 22.34%.
Major equity indexes elsewhere also suffered losses. For the period as a whole, the MSCI ACWI Index, a broad measure of global equities, returned -18.36%; the S&P 500® Index, a broad measure of U.S. stocks, returned -18.11%; and the technology-laden Nasdaq Composite Index returned -32.54%. Overseas, the MSCI EAFE Index of developed-market international equities returned -14.45%; while the MSCI Emerging Markets Index, dragged down by its China allocation, returned -20.09% during the period.
Fund Performance
For the 8-month period since its inception (April 29, 2022) to December 31, 2022, Calvert Global Real Estate Fund (the Fund) returned -19.79% for Class I shares at net asset value (NAV), underperforming its benchmark, the FTSE EPRA Nareit Developed Extended Net Total Return Index (the Index), which returned -17.51%.
In the U.S., key detractors from Fund performance relative to the Index during the period included a lack of exposure to gaming net lease companies; security selections in health care, office, and industrial REITs; security selections in, and an overweight exposure to data centers; and an overweight exposure to apartments. Security selections in Canada also detracted from relative returns during the period. In Asia, key detractors from relative returns included security selections in Australia, and an underweight exposure to Japan. In Europe, a key detractor from relative returns was an overweight exposure to the U.K.
On the up side, the Fund’s underweight exposure to U.S. office REITs, and security selections in apartments were top contributors to returns relative to the Index during the period. In Asia, the Fund’s security selections in, and an overweight exposure to Hong Kong were also key contributors during the period. In Europe, key Fund contributors included underweight exposures to Germany and Sweden, and security selections in the Netherlands during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Real Estate Fund
December 31, 2022
Performance

Portfolio Manager(s) Laurel Durkay, CFA of Calvert Research and Management
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	04/29/2022	04/29/2022	—%	—%	(19.92)%
Class A with 5.25% Maximum Sales Charge	—	—	—	—	(24.10)
Class C at NAV	04/29/2022	04/29/2022	—	—	(20.36)
Class C with 1% Maximum Deferred Sales Charge	—	—	—	—	(21.14)
Class I at NAV	04/29/2022	04/29/2022	—	—	(19.79)
Class R6 at NAV	04/29/2022	04/29/2022	—	—	(19.79)

FTSE EPRA Nareit Developed Extended Net Total Return Index	—	—	(25.28)%	0.95%	(17.51)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.35%	2.10%	1.10%	1.10%
Net	1.20	1.95	0.95	0.95
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	04/29/2022	$7,964	N.A.
Class I, at minimum investment	$1,000,000	04/29/2022	$802,059	N.A.
Class R6, at minimum investment	$5,000,000	04/29/2022	$4,010,502	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Global Real Estate Fund
December 31, 2022
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Prologis, Inc.	6.9%
American Tower Corp.	6.0
Welltower, Inc.	5.1
Realty Income Corp.	5.0
Public Storage	4.6
Equinix, Inc.	3.9
Mid-America Apartment Communities, Inc.	3.7
Simon Property Group, Inc.	2.9
Sun Communities, Inc.	2.8
Iron Mountain, Inc.	2.8
Total	43.7%

Footnotes:
[1]	Excludes cash and cash equivalents.
4

Calvert
Global Real Estate Fund
December 31, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	The FTSE EPRA Nareit Developed Extended Net Total Return Index is a market capitalization weighted index designed to represent general trends in eligible real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The FTSE EPRA Nareit Developed Extended Index represents the extension of real estate property sectors (e.g. Infrastructure and Timber) and additional securities beyond what is currently eligible for the FTSE EPRA Nareit Developed Index. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance for periods of more than one year represents the average annual total return for such period.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund.

5

Calvert
Global Real Estate Fund
December 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/22)	Ending Account Value (12/31/22)	Expenses Paid During Period* (7/1/22 – 12/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$918.10	$5.80 **	1.20%
Class C	$1,000.00	$914.40	$9.41 **	1.95%
Class I	$1,000.00	$919.30	$4.60 **	0.95%
Class R6	$1,000.00	$919.30	$4.60 **	0.95%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.16	$6.11 **	1.20%
Class C	$1,000.00	$1,015.38	$9.91 **	1.95%
Class I	$1,000.00	$1,020.42	$4.84 **	0.95%
Class R6	$1,000.00	$1,020.42	$4.84 **	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
6

Calvert
Global Real Estate Fund
December 31, 2022
Schedule of Investments

Common Stocks — 98.9%

Security	Shares	Value
Australia — 3.0%
Goodman Group	2,512	$ 29,542
National Storage REIT	20,236	31,889
Region RE, Ltd.	14,673	26,997
Scentre Group	16,656	32,422
		$ 120,850
Belgium — 1.5%
Aedifica S.A.	376	$ 30,594
Warehouses De Pauw CVA	1,057	30,280
		$ 60,874
Canada — 2.9%
Boardwalk Real Estate Investment Trust	274	$ 10,003
Chartwell Retirement Residences	3,783	23,581
RioCan Real Estate Investment Trust	5,436	84,832
		$ 118,416
France — 0.8%
Klepierre S.A.	1,316	$ 30,374
		$ 30,374
Germany — 1.2%
LEG Immobilien SE	471	$ 30,718
Vonovia SE	835	19,670
		$ 50,388
Hong Kong — 5.5%
Hongkong Land Holdings, Ltd.	10,500	$ 48,309
Link REIT	7,000	51,221
Sun Hung Kai Properties, Ltd.	5,500	75,127
Wharf Real Estate Investment Co., Ltd.	8,000	46,593
		$ 221,250
Japan — 9.8%
Invincible Investment Corp.	119	$ 46,111
Japan Metropolitan Fund Investment Corp.	80	63,641
Japan Real Estate Investment Corp.	10	43,923
LaSalle Logiport REIT	19	23,168
Mitsubishi Estate Co., Ltd.	3,600	46,633
Mitsubishi Estate Logistics REIT Investment Corp.	11	35,270
Mitsui Fudosan Co., Ltd.	4,800	87,729
Nippon Building Fund, Inc.	11	49,190
		$ 395,665
Security	Shares	Value
Netherlands — 0.6%
Eurocommercial Properties NV	1,022	$ 24,759
		$ 24,759
Singapore — 1.8%
CapitaLand Integrated Commercial Trust	21,700	$ 33,097
City Developments, Ltd.	4,000	24,589
Digital Core REIT Management Pte, Ltd.	25,000	13,764
		$ 71,450
Spain — 1.0%
Inmobiliaria Colonial Socimi S.A.	2,934	$ 18,872
Merlin Properties Socimi S.A.	2,170	20,352
		$ 39,224
Sweden — 1.2%
Catena AB	655	$ 24,466
Fabege AB	2,669	22,700
		$ 47,166
United Kingdom — 3.4%
Big Yellow Group PLC	1,278	$ 17,702
Derwent London PLC	1,160	33,201
Helical PLC	1,758	7,066
Segro PLC	4,120	37,954
UNITE Group PLC (The)	3,731	40,932
		$ 136,855
United States — 66.2%
American Tower Corp.	1,150	$ 243,639
Americold Realty Trust, Inc.	1,411	39,945
Brixmor Property Group, Inc.	2,745	62,229
Crown Castle, Inc.	445	60,360
Digital Realty Trust, Inc.	1,129	113,205
Equinix, Inc.	239	156,552
Equity Residential	1,794	105,846
Extra Space Storage, Inc.	202	29,730
Federal Realty Investment Trust	479	48,398
Healthpeak Properties, Inc.	1,669	41,842
Host Hotels & Resorts, Inc.	2,413	38,729
Iron Mountain, Inc.	2,282	113,758
Kilroy Realty Corp.	505	19,528
Life Storage, Inc.	657	64,715
Mid-America Apartment Communities, Inc.	955	149,925
Prologis, Inc.	2,470	278,443
Public Storage	667	186,887
Realty Income Corp.	3,188	202,215
RPT Realty	4,573	45,913
SBA Communications Corp.	390	109,321

7
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Schedule of Investments — continued

Security	Shares	Value
United States (continued)
Simon Property Group, Inc.	1,003	$ 117,832
SITE Centers Corp.	3,093	42,250
Sun Communities, Inc.	796	113,828
UDR, Inc.	2,072	80,249
Welltower, Inc.	3,111	203,926
		$2,669,265
Total Common Stocks (identified cost $4,633,594)		$3,986,536

Short-Term Investments — 1.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(1)	54,780	$ 54,780
Total Short-Term Investments (identified cost $54,780)		$ 54,780

Total Investments — 100.3% (identified cost $4,688,374)	$ 4,041,316
Other Assets, Less Liabilities — (0.3)%	$ (11,312)
Net Assets — 100.0%	$ 4,030,004

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Retail	17.8%
Residential	13.7
Industrial	12.4
Diversified	11.1
Infrastructure REITs	10.3
Self Storage	8.2
Health Care	7.4
Data Centers	7.1
Office	6.0
Specialty	2.8
Lodging/Resorts	2.1
Total	98.9%
8
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Statement of Assets and Liabilities

December 31, 2022
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,633,594)	$ 3,986,536
Investments in securities of affiliated issuers, at value (identified cost $54,780)	54,780
Cash denominated in foreign currency, at value (cost $5,205)	5,249
Receivable for investments sold	3,728
Receivable for capital shares sold	500
Dividends receivable	13,556
Dividends receivable - affiliated	145
Tax reclaims receivable	465
Deferred offering costs	28,432
Total assets	$ 4,093,391
Liabilities
Payable to affiliates:
Investment advisory fee	$ 2,590
Administrative fee	415
Distribution and service fees	47
Sub-transfer agency fee	71
Other	18,045
Accrued expenses	42,219
Total liabilities	$ 63,387
Net Assets	$ 4,030,004
Sources of Net Assets
Paid-in capital	$ 5,097,702
Accumulated loss	(1,067,698)
Net Assets	$ 4,030,004
Class A Shares
Net Assets	$ 59,451
Shares Outstanding	7,574
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.85
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 8.28
Class C Shares
Net Assets	$ 39,840
Shares Outstanding	5,073
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.85
Class I Shares
Net Assets	$ 3,890,603
Shares Outstanding	495,553
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.85
9
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Statement of Assets and Liabilities — continued

December 31, 2022
Class R6 Shares
Net Assets	$ 40,110
Shares Outstanding	5,109
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 7.85

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Statement of Operations

Period Ended
December 31, 2022(1)
Investment Income
Dividend income (net of foreign taxes withheld of $4,248)	$ 97,429
Dividend income - affiliated issuers	815
Total investment income	$ 98,244
Expenses
Investment advisory fee	$ 21,611
Administrative fee	3,457
Distribution and service fees:
Class A	100
Class C	286
Trustees' fees and expenses	109
Custodian fees	6,899
Transfer agency fees and expenses	611
Accounting fees	757
Professional fees	37,130
Offering costs	56,864
Reports to shareholders	4,052
Miscellaneous	7,765
Total expenses	$ 139,641
Waiver and/or reimbursement of expenses by affiliate	$ (111,896)
Net expenses	$ 27,745
Net investment income	$ 70,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (425,196)
Capital gain distributions received	11,870
Foreign currency transactions	(3,157)
Net realized loss	$ (416,483)
Change in unrealized appreciation (depreciation):
Investment securities	$ (647,058)
Foreign currency	102
Net change in unrealized appreciation (depreciation)	$ (646,956)
Net realized and unrealized loss	$(1,063,439)
Net decrease in net assets from operations	$ (992,940)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
11
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Statement of Changes in Net Assets

Period Ended December 31,
2022 (1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 70,499
Net realized loss	(416,483)
Net change in unrealized appreciation (depreciation)	(646,956)
Net decrease in net assets from operations	$ (992,940)
Distributions to shareholders:
Class A	$ (1,164)
Class C	(577)
Class I	(83,453)
Class R6	(862)
Total distributions to shareholders	$ (86,056)
Capital share transactions:
Class A	$ 74,008
Class C	50,577
Class I	4,933,553
Class R6	50,862
Net increase in net assets from capital share transactions	$5,109,000
Net increase in net assets	$4,030,004
Net Assets
At beginning of period	$ —
At end of period	$4,030,004

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
12
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Financial Highlights

Class A
Period Ended December 31,
2022 (1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.13
Net realized and unrealized loss	(2.12)
Total loss from operations	$ (1.99)
Less Distributions
From net investment income	$ (0.16)
Total distributions	$ (0.16)
Net asset value — End of period	$ 7.85
Total Return(3)	(19.92)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 59
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.08% (6)
Net expenses	1.20% (6)(7)
Net investment income	2.25% (6)
Portfolio Turnover	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2022).
13
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Financial Highlights — continued

Class C
Period Ended December 31,
2022 (1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.08
Net realized and unrealized loss	(2.12)
Total loss from operations	$ (2.04)
Less Distributions
From net investment income	$ (0.11)
Total distributions	$ (0.11)
Net asset value — End of period	$ 7.85
Total Return(3)	(20.36)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 40
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.83% (6)
Net expenses	1.95% (6)(7)
Net investment income	1.46% (6)
Portfolio Turnover	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2022).
14
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Financial Highlights — continued

Class I
Period Ended December 31,
2022 (1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.14
Net realized and unrealized loss	(2.12)
Total loss from operations	$ (1.98)
Less Distributions
From net investment income	$ (0.17)
Total distributions	$ (0.17)
Net asset value — End of period	$ 7.85
Total Return(3)	(19.79)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,891
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.83% (6)
Net expenses	0.95% (6)(7)
Net investment income	2.46% (6)
Portfolio Turnover	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2022).
15
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Financial Highlights — continued

Class R6
Period Ended December 31,
2022 (1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.14
Net realized and unrealized loss	(2.12)
Total loss from operations	$ (1.98)
Less Distributions
From net investment income	$ (0.17)
Total distributions	$ (0.17)
Net asset value — End of period	$ 7.85
Total Return(3)	(19.79)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 40
Ratios (as a percentage of average daily net assets):(5)
Total expenses	4.83% (6)
Net expenses	0.95% (6)(7)
Net investment income	2.46% (6)
Portfolio Turnover	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2022).
16
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Global Real Estate Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide total return through a combination of long-term capital appreciation and dividend income. The Fund commenced operations on April 29, 2022.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Calvert
Global Real Estate Fund
December 31, 2022
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 120,850	$ —	$ 120,850
Belgium	—	60,874	—	60,874
Canada	118,416	—	—	118,416
France	—	30,374	—	30,374
Germany	—	50,388	—	50,388
Hong Kong	—	221,250	—	221,250
Japan	—	395,665	—	395,665
Netherlands	—	24,759	—	24,759
Singapore	—	71,450	—	71,450
Spain	—	39,224	—	39,224
Sweden	—	47,166	—	47,166
United Kingdom	—	136,855	—	136,855
United States	2,669,265	—	—	2,669,265
Total Common Stocks	$2,787,681	$1,198,855 (1)	$ —	$3,986,536
Short-Term Investments	$ 54,780	$ —	$ —	$ 54,780
Total Investments	$2,842,461	$1,198,855	$ —	$4,041,316

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
18

Calvert
Global Real Estate Fund
December 31, 2022
Notes to Financial Statements — continued

F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs are reflected as deferred offering costs on the Statement of Assets and Liabilities.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the period ended December 31, 2022, the investment advisory fee amounted to $21,611.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2022, the investment advisory fee paid was reduced by $68 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20%, 1.95%, 0.95% and 0.95% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2023. For the period ended December 31, 2022, CRM waived or reimbursed expenses of $111,828.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the period ended December 31, 2022, CRM was paid administrative fees of $3,457.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period ended December 31, 2022 amounted to $100 and $286 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received no sales charge on sales of Class A shares for the period ended December 31, 2022 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
19

Calvert
Global Real Estate Fund
December 31, 2022
Notes to Financial Statements — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended December 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $121 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $30,000 ($40,000 effective January 1, 2023) annual fee, Committee chairs receive an additional $6,000 ($15,000 effective January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the period ended December 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,810,999 and $1,748,238, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the period ended December 31, 2022 was as follows:
Period Ended December 31,
2022
Ordinary income	$86,056
During the period ended December 31, 2022, accumulated loss was decreased by $11,298 and paid-in capital was decreased by $11,298 due to non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 9,841
Deferred capital losses	(397,698)
Net unrealized depreciation	(679,841)
Accumulated loss	$(1,067,698)
At December 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $397,698 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2022, $397,698 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,721,260
Gross unrealized appreciation	$ 52,939
Gross unrealized depreciation	(732,883)
Net unrealized depreciation	$ (679,944)
20

Calvert
Global Real Estate Fund
December 31, 2022
Notes to Financial Statements — continued

5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the period ended December 31, 2022.
6  Affiliated Funds
At December 31, 2022, the value of the Fund’s investment in funds that may be deemed to be affiliated was $54,780, which represents 1.4% of the Fund’s net assets. Transactions in such funds by the Fund for the period ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$1,753,902	$(1,699,122)	$ —	$ —	$54,780	$815	54,780
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the period ended December 31, 2022, were as follows:
	Period Ended December 31, 2022(1)
	Shares	Amount
Class A
Shares sold	7,435	$ 72,910
Reinvestment of distributions	147	1,164
Shares redeemed	(8)	(66)
Net increase	7,574	$ 74,008
Class C
Shares sold	5,000	$ 50,000
Reinvestment of distributions	73	577
Net increase	5,073	$ 50,577
Class I
Shares sold	485,013	$ 4,850,100
Reinvestment of distributions	10,540	83,453
Net increase	495,553	$4,933,553
21

Calvert
Global Real Estate Fund
December 31, 2022
Notes to Financial Statements — continued

	Period Ended December 31, 2022(1)
	Shares	Amount
Class R6
Shares sold	5,000	$ 50,000
Reinvestment of distributions	109	862
Net increase	5,109	$ 50,862

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
At December 31, 2022, EVM owned 99.5% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration Risk
The Fund concentrates its investments in securities of companies in the real estate industry. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Global Real Estate Fund
December 31, 2022
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Global Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Global Real Estate Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2022, the related statements of operations, changes in net assets, and the financial highlights for the period from April 29, 2022 (commencement of operations) to December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the period from April 29, 2022 (commencement of operations) to December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2023
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
Global Real Estate Fund
December 31, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2023 showed the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income and qualified dividend income for individuals.
Qualified Business Income. For the fiscal year ended December 31, 2022, the Fund designates approximately $43,054, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended December 31, 2022, the Fund designates approximately $23,613, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
24

Calvert
Global Real Estate Fund
December 31, 2022
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 43 funds in the Calvert fund complex. Effective March 1, 2021, each of Eaton Vance and CRM are indirect wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Theodore H. Eliopoulos 1964	Trustee and President	Since 2022	President and Chief Executive Officer of CRM and senior sponsor of Morgan Stanley Investment Management’s (MSIM) Diversity Council. Formerly, Vice Chairman & Head of Strategic Partnerships at MSIM (2019-2022). Former Chief Investment Officer and interim Chief Investment Officer (2014-2018) and Senior Investment Officer of Real Estate and Real Assets at California Public Employees’ Retirement System (CalPERS) (2007-2014). Former Chief Deputy Treasurer and Deputy Treasurer at the California State Treasurer's Office (2002-2006). Mr. Eliopoulos is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. The Robert Toigo Foundation; Pacific Pension & Investment Institute (PPI).
Noninterested Trustees
Richard L. Baird, Jr. 1948	Trustee	Since 1980	Regional Disaster Recovery Lead, American Red Cross of Greater
Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in
Pittsburgh, PA.
Other Directorships. None.
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
John G. Guffey, Jr. 1948	Trustee	Since 1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Other Directorships. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.
Miles D. Harper, III 1962	Trustee	Since 2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014.
Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr
Riggs & Ingram) (November 1999 - September 2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
25

Calvert
Global Real Estate Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 43 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 43 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 130 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 43 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 130 registered investment companies advised or administered by Eaton Vance.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
26

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
40974     12.31.22

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by its principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/21	%*	12/31/21	%*	9/30/22	%*	12/31/22	%*
Audit Fees	$33,000	0%	$53,000	0%	$33,000	0%	$75,000	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$4,950	0%	$9,900	0%	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$37,950	0%	$62,900	0%	$33,000	0%	$75,000	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve)
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series.

Fiscal Year ended 9/30/21		Fiscal Year ended 12/31/21		Fiscal Year ended 9/30/22		Fiscal Year ended 12/31/22
$	%*	$	%*	$	%*	$	%*
$4,950	0%	$9,900	0%	$0	0%	$0	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 23, 2023

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: February 23, 2023